Document and Entity Information	Dec. 19, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 19, 2025
Entity File Number	1-11607
Entity Registrant Name	DTE Energy Co
Entity Incorporation State Country Code	MI
Entity Tax Identification Number	38-3217752
Entity Address Address Line 1	One Energy Plaza
Entity Address City Or Town	Detroit
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48226-1221
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000936340
Amendment Flag	false
Common stock, without par [Member]
Entity Information [Line Items]
Security 12b Title	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
2017 Series E 5.25% Junior Subordinated Debentures due 2077 [Member]
Entity Information [Line Items]
Security 12b Title	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
2020 Series G 4.375% Junior Subordinated Debentures due 2080 [Member]
Entity Information [Line Items]
Security 12b Title	2020 Series G 4.375% Junior Subordinated Debentures due 2080
Trading Symbol	DTB
Security Exchange Name	NYSE
2021 Series E 4.375% Junior Subordinated Debentures due 2081 [Member]
Entity Information [Line Items]
Security 12b Title	2021 Series E 4.375% Junior Subordinated Debentures due 2081
Trading Symbol	DTG
Security Exchange Name	NYSE
2025 Series H 6.25% Junior Subordinated Debentures due 2085 [Member]
Entity Information [Line Items]
Security 12b Title	2025 Series H 6.25% Junior Subordinated Debentures due 2085
Trading Symbol	DTK
Security Exchange Name	NYSE